Share-based compensation (Share-based compensation-Share options-2011 Share Incentive Scheme) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Granted ,weighted average exercise price	$ 1.7582	$ 2.6425
2011 Incentive Scheme [Member]
Balance ,options	10,934,300	0
Granted ,options	438,100	10,934,300
Forfeited ,Options	(1,065,000)
Balance ,options	10,307,400	10,934,300	0
Expected to vest at December 31, 2019 ,options	10,307,400
Exercisable at December 31, 2019 ,options	2,134,100
Granted ,weighted average exercise price	$ 3.5350	$ 4.7025
Forfeited ,weighted average exercise price	4.5225
Balance ,weighted average exercise price	3.8069	$ 4.7025	$ 0
Expected to vest at December 31, 2019 ,weighted average exercise price	3.8069
Exercisable at December 31, 2019 ,weighted average exercise price	$ 4.7025
Balance ,contractual life	5 years 5 months 12 days	5 years 3 months 14 days	0 years
Expected to vest at December 31, 2019 ,contractual life	5 years 5 months 12 days
Exercisable at December 31, 2019 ,contractual life	6 years 6 months
Balance, December 31, 2019 ,aggregate intrinsic value	$ 0	$ 0	$ 0
Expected to vest at December 31, 2019 ,aggregate intrinsic value	0
Exercisable at December 31, 2019 ,aggregate intrinsic value	$ 0